Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule illustrates the number and movements in treasury shares

	Number of shares	Average price (in Brazilian Reais)
Outstanding at January 1, 2021	-	-
Repurchased	2,142,051	119.99
Transferred from exercise of stock options	(442,669)	124.26
Transferred from shares contribution	(44,455)	111.94
Outstanding at December 31, 2021	1,654,927	92.23

Repurchased	2,131,358	71.46
Outstanding at December 31, 2022	3,786,285	80.54